Allowance for doubtful accounts (Details 2) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Allowance for loan receivable
Balance at beginning of year	1,000		1,200
Provision for allowances	200	1,000
Balance at end of year	1,200	1,000	1,200